Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

December 31, 2020

F40-QTLY-0221
1.811349.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 3/11/21 (a)
(Cost $4,569,343)	4,570,000	4,569,372
	Shares	Value

Domestic Equity Funds - 51.4%
Fidelity Series All-Sector Equity Fund (b)	47,347,021	$543,543,799
Fidelity Series Blue Chip Growth Fund (b)	50,365,583	844,630,821
Fidelity Series Commodity Strategy Fund (b)	149,622,594	686,767,706
Fidelity Series Growth Company Fund (b)	94,592,030	2,153,860,516
Fidelity Series Intrinsic Opportunities Fund (b)	120,751,012	2,227,856,168
Fidelity Series Large Cap Stock Fund (b)	117,586,616	1,934,299,841
Fidelity Series Large Cap Value Index Fund (b)	53,746,769	709,994,816
Fidelity Series Opportunistic Insights Fund (b)	54,757,881	1,108,847,093
Fidelity Series Small Cap Discovery Fund (b)	19,432,810	241,355,498
Fidelity Series Small Cap Opportunities Fund (b)	51,445,083	824,664,686
Fidelity Series Stock Selector Large Cap Value Fund (b)	129,020,261	1,643,718,130
Fidelity Series Value Discovery Fund (b)	87,873,176	1,259,222,615
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,461,364,306)		14,178,761,689

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	54,177,146	625,746,041
Fidelity Series Emerging Markets Fund (b)	38,708,836	438,958,206
Fidelity Series Emerging Markets Opportunities Fund (b)	160,002,012	3,993,650,213
Fidelity Series International Growth Fund (b)	108,421,059	1,927,726,424
Fidelity Series International Small Cap Fund (b)	29,012,589	595,628,443
Fidelity Series International Value Fund (b)	190,569,545	1,922,846,708
Fidelity Series Overseas Fund (b)	150,796,899	1,869,881,546
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,599,264,355)		11,374,437,581

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	14,879,201	141,947,574
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,694,184	50,791,075
Fidelity Series Floating Rate High Income Fund (b)	2,927,761	26,613,349
Fidelity Series High Income Fund (b)	17,831,927	168,690,026
Fidelity Series Inflation-Protected Bond Index Fund (b)	49,729,965	533,602,529
Fidelity Series International Credit Fund (b)	1,150,569	11,770,323
Fidelity Series Investment Grade Bond Fund (b)	1,035,459	12,342,674
Fidelity Series Long-Term Treasury Bond Index Fund (b)	66,369,654	608,609,731
Fidelity Series Real Estate Income Fund (b)	9,701,882	101,869,759
TOTAL BOND FUNDS
(Cost $1,625,954,007)		1,656,237,040

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 0.11% (c)	46,642,557	46,651,885
Fidelity Series Government Money Market Fund 0.13% (b)(d)	263,752,538	263,752,538
Fidelity Series Short-Term Credit Fund (b)	4,034,482	41,313,095
TOTAL SHORT-TERM FUNDS
(Cost $350,542,827)		351,717,518
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,041,694,838)		27,565,723,200
NET OTHER ASSETS (LIABILITIES) - 0.0%		(490,624)
NET ASSETS - 100%		$27,565,232,576

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	233	March 2021	$43,673,520	$(10,354)	$(10,354)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	539	March 2021	57,425,060	36,668	36,668
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	601	March 2021	38,710,410	(1,105,618)	(1,105,618)

TOTAL SOLD					(1,068,950)

TOTAL FUTURES CONTRACTS					$(1,079,304)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,296,547.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,077
Total	$49,077

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$379,844,160	$43,566,951	$51,201,714	$36,242,904	$(3,334,126)	$174,668,528	$543,543,799
Fidelity Series Blue Chip Growth Fund	694,320,587	300,005,528	381,464,455	291,103,706	96,574,487	135,194,674	844,630,821
Fidelity Series Canada Fund	378,931,606	121,322,559	44,507,912	13,072,551	(1,862,205)	171,861,993	625,746,041
Fidelity Series Commodity Strategy Fund	646,206,631	76,168,638	171,709,398	2,878,460	(56,655,960)	192,757,795	686,767,706
Fidelity Series Emerging Markets Debt Fund	121,561,538	7,975,730	9,661,524	5,192,935	(315,153)	22,386,983	141,947,574
Fidelity Series Emerging Markets Debt Local Currency Fund	--	47,863,156	299,932	293,059	3,377	3,224,474	50,791,075
Fidelity Series Emerging Markets Fund	226,559,024	83,592,730	30,441,157	5,995,980	339,223	158,908,386	438,958,206
Fidelity Series Emerging Markets Opportunities Fund	2,128,703,375	663,085,255	237,462,922	115,742,758	14,225,066	1,425,099,439	3,993,650,213
Fidelity Series Floating Rate High Income Fund	24,311,225	1,513,596	2,337,474	884,619	(113,546)	3,239,548	26,613,349
Fidelity Series Government Money Market Fund 0.13%	579,793,482	205,662,810	521,703,754	563,207	--	--	263,752,538
Fidelity Series Growth Company Fund	1,429,457,131	551,801,395	474,812,651	529,826,594	232,035,223	415,379,418	2,153,860,516
Fidelity Series High Income Fund	148,721,571	9,824,501	11,687,472	6,968,055	(208,957)	22,040,383	168,690,026
Fidelity Series Inflation-Protected Bond Index Fund	413,241,334	164,173,254	70,735,713	6,871,234	230,851	26,692,803	533,602,529
Fidelity Series International Credit Fund	10,304,633	738,203	--	738,203	--	664,263	11,770,323
Fidelity Series International Growth Fund	1,620,917,039	384,208,878	419,200,176	267,320,575	89,202,762	252,597,921	1,927,726,424
Fidelity Series International Small Cap Fund	387,510,225	38,534,635	36,026,894	4,765,104	335,758	205,274,719	595,628,443
Fidelity Series International Value Fund	1,449,691,547	141,074,174	248,082,195	52,843,573	(24,502,218)	604,665,400	1,922,846,708
Fidelity Series Intrinsic Opportunities Fund	1,586,816,675	125,523,181	186,547,069	91,429,809	(4,606,056)	706,669,437	2,227,856,168
Fidelity Series Investment Grade Bond Fund	--	12,363,634	72,608	24,221	81	51,567	12,342,674
Fidelity Series Large Cap Stock Fund	1,407,477,972	196,679,735	193,516,263	100,413,704	(1,439,716)	525,098,113	1,934,299,841
Fidelity Series Large Cap Value Index Fund	386,286,675	196,024,332	34,667,007	14,032,894	(1,706,783)	164,057,599	709,994,816
Fidelity Series Long-Term Treasury Bond Index Fund	471,792,052	278,160,328	58,736,082	63,128,435	4,963,842	(87,570,409)	608,609,731
Fidelity Series Opportunistic Insights Fund	786,510,852	216,520,042	149,422,427	130,897,095	41,734,609	213,504,017	1,108,847,093
Fidelity Series Overseas Fund	1,343,371,459	128,578,945	185,373,441	20,673,496	(4,655,425)	587,960,008	1,869,881,546
Fidelity Series Real Estate Income Fund	81,495,734	7,805,473	7,324,083	6,000,915	(463,221)	20,355,856	101,869,759
Fidelity Series Short-Term Credit Fund	39,141,971	853,565	110,741	758,225	1,081	1,427,219	41,313,095
Fidelity Series Small Cap Discovery Fund	157,396,268	11,736,426	29,374,864	6,540,744	999,797	100,597,871	241,355,498
Fidelity Series Small Cap Opportunities Fund	548,656,569	29,015,323	64,774,060	16,647,930	1,250,402	310,516,452	824,664,686
Fidelity Series Stock Selector Large Cap Value Fund	1,032,007,516	251,376,322	94,196,956	34,340,553	(1,560,115)	456,091,363	1,643,718,130
Fidelity Series Value Discovery Fund	768,337,156	205,310,382	67,656,278	25,577,114	(3,039,475)	356,270,830	1,259,222,615
	$19,249,366,007	$4,501,059,681	$3,783,107,222	$1,851,768,652	$377,433,603	$7,169,686,650	$27,514,501,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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